General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
Schedule of general and administrative expenses
	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Payroll and related expenses	667	661	382
Share-based payment	190	576	902
Professional fees	885	749	731
Other	183	164	108
	1,925	2,150	2,123